Goodwill (Details) - Schedule of goodwill by reportable segment	12 Months Ended
Dec. 31, 2022 USD ($)
Trucking Services [Member]
Goodwill [Line Items]
Balance, beginning
Balance, ending	13,715,130
Impairment
Arising from acquisition	13,715,130
Effects of exchange rate changes
Car-hailing and driver management services [Member]
Goodwill [Line Items]
Balance, beginning	14,157,570
Balance, ending	14,157,570
Impairment
Arising from acquisition
Effects of exchange rate changes
Car owner services [Member]
Goodwill [Line Items]
Balance, beginning
Balance, ending	5,364,709
Impairment
Arising from acquisition	5,364,709
Effects of exchange rate changes